DEBT Additional Information (Details)			3 Months Ended	12 Months Ended
		Apr. 26, 2016 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)		Nov. 14, 2017 USD ($)	Oct. 23, 2017 USD ($)	Apr. 18, 2017 USD ($)	Mar. 23, 2017 USD ($)	Jul. 05, 2016 USD ($)
Debt Instrument
Gain (Loss) on Sale of Derivatives				$ 7,000,000
Commercial paper program, maximum authorized amount outstanding			$ 400,000,000	$ 400,000,000.0
Period Following Issuance of Notes to File a Shelf Registration Statement			365 days	365 days
Basis Point Increase in Interest Rate for First Ninety Days after Registration Default			25	25
Basis Point Increase in Interest Rate for each Subsequent Ninety Day period after Registration Default			25	25
Basis Point Increase in Interest Rate Maximum after Registration Default			100	100
ITC Holdings
Debt Instrument
Commercial paper				$ 0	$ 145,000,000	[1]
ITC Holdings Corp. [Member]
Debt Instrument
Commercial paper	[1]			$ 0
Weighted average interest rate	[2]		0.00%	0.00%
ITC Holdings Corp. [Member] | Commercial Paper [Member]
Debt Instrument
Extinguishment of Debt, Amount				$ 352,000,000
ITC Holdings Corp. [Member] | Unsecured Notes, due June 30, 2026 | Unsecured Debt
Debt Instrument
Principle amount											$ 400,000,000
Interest rate				3.25%							3.25%
ITC Holdings Corp. [Member] | Term Loan Credit Agreement, Due September 30, 2016 [Member] | Line of Credit
Debt Instrument
Extinguishment of Debt, Amount					$ 161,000,000
ITC Holdings Corp. [Member] | Senior Notes, Series B, due September 20, 2017 | Unsecured Debt
Debt Instrument
Interest rate				6.23%	6.23%
Extinguishment of Debt, Amount				$ 50,000,000
ITC Holdings Corp. [Member] | Senior Notes, Due November 15, 2022 | Unsecured Debt
Debt Instrument
Principle amount							$ 500,000,000
Interest rate				2.70%			2.70%
ITC Holdings Corp. [Member] | Senior Notes, Due November 15, 2027 | Unsecured Debt
Debt Instrument
Principle amount							$ 500,000,000
Interest rate				3.35%			3.35%
ITC Holdings Corp. [Member] | Senior Notes, due January 31, 2018 | Unsecured Debt
Debt Instrument
Interest rate				6.05%	6.05%
Extinguishment of Debt, Amount				$ 385,000,000
ITC Holdings Corp. [Member] | Term Loan Credit Agreement, Due March 24, 2018 [Member] | Unsecured Debt
Debt Instrument
Principle amount										$ 200,000,000
Weighted average interest rate				2.06%
ITC Holdings Corp. [Member] | Senior Notes, due September 30, 2036 | Unsecured Debt
Debt Instrument
Interest rate				6.375%	6.375%
ITC Holdings Corp. [Member] | Senior Notes, due June 15, 2024 | Unsecured Debt
Debt Instrument
Interest rate				3.65%	3.65%
ITCTransmission
Debt Instrument
Weighted average interest rate	[3]		0.00%	2.50%
ITCTransmission | First Mortgage Bonds, Series F, due June 10, 2044 | Secured Debt
Debt Instrument
Interest rate				4.27%	4.27%
ITCTransmission | Term Loan Credit Agreement, Due March 23, 2019 [Member] | Unsecured Debt
Debt Instrument
Other long-term debt										$ 50,000,000
Weighted average interest rate				2.03%
ITCTransmission | Term Loan Credit Agreement, Due March 23, 2019 [Member] | Line of Credit
Debt Instrument
Extinguishment of Debt, Amount			$ 50,000,000
METC
Debt Instrument
Weighted average interest rate	[3]		2.80%	2.50%
METC | Senior Secured Notes, due April 26, 2046 | Secured Debt
Debt Instrument
Principle amount		$ 200,000,000
Interest rate		3.90%		3.90%
METC | Term Loan Credit Agreement, Due December 7, 2018 [Member] | Line of Credit
Debt Instrument
Extinguishment of Debt, Amount		$ 200,000,000
METC | Senior Secured Notes, due December 15, 2044 | Secured Debt
Debt Instrument
Interest rate				4.19%	4.19%
ITC Midwest
Debt Instrument
Weighted average interest rate	[3]		2.80%	2.50%
Line Of Credit Facility, Reduction In Maximum Borrowing Capacity								$ 25,000,000
ITC Midwest | First Mortgage Bonds, Series G, due April 7, 2055 | Secured Debt
Debt Instrument
Interest rate				3.83%	3.83%
ITC Midwest | First Mortgage Bonds, Series H, due April 18, 2047 [Member] | Secured Debt
Debt Instrument
Principle amount									$ 200,000,000
Interest rate				4.16%					4.16%
ITC Great Plains
Debt Instrument
Weighted average interest rate	[3]		2.80%	2.50%
Line Of Credit Facility, Reduction In Maximum Borrowing Capacity								$ 75,000,000

[1]	As of December?31, 2017 and 2016, there was $100 million and $235 million, respectively, of debt included within debt maturing within one year that is classified as a current liability in the consolidated statements of financial position.
[2]	Loan bears interest at a rate equal to LIBOR plus an applicable margin of 1.25% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, plus an applicable margin of 0.25%, subject to adjustments based on ITC Holdings? credit rating.
[3]	Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower?s credit rating.